PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023
Vehicles	$457,928	$451,381
Office furniture	62,393	80,612
Electronic equipment	30,914	25,899
Machinery	1,566,078	1,314,902
Leasehold improvements	1,142,626	1,125,581
Other	12,137	11,997
Total	3,272,076	3,010,372
Less: Accumulated depreciation	(1,627,465)	(1,330,697)
Property and equipment, net	$1,644,611	$1,679,675

Property and equipment consisted of the following at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Vehicles	$451,381	$426,836
Office furniture	80,612	82,549
Electronic equipment	25,899	20,607
Machinery	1,314,902	1,241,778
Leasehold improvements	1,125,581	1,139,087
Other	11,997	17,485
Total	3,010,372	2,928,342
Less: Accumulated depreciation	(1,330,697)	(956,549)
Property and equipment, net	$1,679,675	$1,971,793